EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
21.	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the years ended:

	Years ended December 31,
	2012	2013	2014
Net income (loss):
Income (loss) from continuing operations	$(31,860)	$(28,956)	$33,405
Income (loss) on discontinued operations, net of tax	(43,193)	92,597	26,673
Net income (loss)	(75,053)	63,641	60,078
Add: net loss attributable to noncontrolling interest	27	92	382
Net income (loss) attributable to Renren Inc. shareholders	$(75,026)	$63,733	$60,460
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,151,659,545	1,118,091,879	1,059,446,436
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	-	12,648,043	8,185,273
Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-diluted	1,151,659,545	1,130,739,922	1,067,631,709
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$(0.03)	$(0.03)	$0.03
Income (loss) per ordinary share from discontinued operations	$(0.04)	$0.08	$0.03
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.07)	$0.06	$0.06
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	$(0.03)	$(0.03)	$0.03
Income (loss) per ordinary share from discontinued operations	$(0.04)	$0.08	$0.03
Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.07)	$0.06	$0.06

For the years ended December 31, 2013 and 2014, 47,873,254 and 75,475,022 stock options and nil and 4,778,877 nonvested shares were excluded from the calculation of diluted weighted average number of common shares, respectively, as their effect was anti-dilutive.

In addition, for the year ended December 31, 2014, 34,796,844 market-conditioned stock options were excluded from the calculation of diluted weighted average number of common shares, as the market condition has not been met at the end of reporting period.